UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-642

DWS International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 05/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2007 (Unaudited)

DWS International Fund

	Shares	Value ($)

Common Stocks 96.1%
Australia 2.4%
Australia & New Zealand Banking Group Ltd.	941,398	22,481,481
Leighton Holdings Ltd.	670,533	24,707,942

(Cost $34,980,265)		47,189,423
Austria 1.2%
Erste Bank der oesterreichischen Sparkassen AG* (a) (Cost $19,691,707)	308,631	24,210,717
Belgium 4.0%
InBev NV	241,600	20,353,551
KBC Groep NV	410,400	56,629,480

(Cost $61,922,931)		76,983,031

Brazil 0.3%
Petroleo Brasileiro SA (ADR) (a) (Cost $1,669,535)	46,330	5,011,053
Canada 1.7%
Shoppers Drug Mart Corp. (Cost $29,093,935)	683,400	32,214,873
Denmark 0.7%
Novo Nordisk AS "B" (Cost $8,486,325)	138,000	14,533,401
Finland 1.5%
Nokian Renkaat Oyj (a) (Cost $12,405,788)	824,210	28,723,490
France 2.9%
Total SA (a)	591,466	44,567,407
Vallourec SA	36,805	11,779,030

(Cost $22,438,431)		56,346,437
Germany 11.5%
BASF AG (a)	158,123	19,582,639
Bayer AG (a)	442,600	31,855,437
Commerzbank AG (a)	108,290	5,327,140
Continental AG (a)	91,978	13,008,510
E.ON AG (a)	171,253	28,153,855
Fresenius Medical Care AG & Co. (a)	101,627	14,916,049
GEA Group AG*	340,483	10,981,534
Hochtief AG	73,348	8,502,431
Hypo Real Estate Holding AG (a)	507,244	35,006,539
Merck KGaA (a)	107,568	14,156,826
Siemens AG (Registered)	185,629	24,462,762
Stada Arzneimittel AG (a)	269,334	17,398,926

(Cost $130,160,001)		223,352,648
Greece 2.1%
Hellenic Telecommunications Organization SA*	619,920	19,768,947
National Bank of Greece SA*	361,000	21,557,285

(Cost $23,279,754)		41,326,232
Hong Kong 2.6%
Cheung Kong (Holdings) Ltd.	2,064,000	26,750,098
Esprit Holdings Ltd.	1,989,500	24,497,874

(Cost $48,735,686)		51,247,972
Indonesia 0.5%
PT Telekomunikasi Indonesia (ADR) (Cost $9,169,902)	211,900	9,313,005
Italy 3.7%
Banca Italease (a)	490,380	24,050,818
UniCredito Italiano SpA	5,051,000	47,404,671

(Cost $62,263,980)		71,455,489
Japan 16.6%
Canon, Inc.	1,114,300	65,557,831
Daito Trust Construction Co., Ltd.	189,300	10,032,744
Japan Tobacco, Inc.	9,611	50,068,808
Komatsu Ltd.	1,003,000	26,620,296
Mitsui Fudosan Co., Ltd.	811,000	25,522,843
Mizuho Financial Group, Inc.	4,648	32,883,550
ORIX Corp.	101,150	27,095,234

Sumitomo Corp.	506,000	9,188,661
Suzuki Motor Corp.	934,000	26,093,673
Toyota Motor Corp.	505,800	30,339,688
Yamaha Motor Co., Ltd.	775,000	19,741,167

(Cost $232,693,677)		323,144,495
Korea 0.6%
Samsung Electronics Co., Ltd. (Cost $2,946,451)	20,781	11,983,008
Luxembourg 0.7%
Millicom International Cellular SA* (Cost $5,268,722)	152,700	12,991,716
Mexico 1.0%
Grupo Financiero Banorte SAB de CV "O" (Cost $16,625,510)	4,192,800	19,598,544
Netherlands 2.0%
Akzo Nobel NV	177,100	14,452,698
Heineken NV	180,800	10,533,820
ING Groep NV (CVA)	308,800	13,757,389

(Cost $33,958,319)		38,743,907
New Zealand 0.3%
Fletcher Building Ltd. (Cost $5,049,165)	653,200	6,249,529
Norway 1.3%
Statoil ASA* (a) (Cost $24,352,425)	898,000	24,530,231
Pakistan 0.3%
MCB Bank Ltd. (GDR) 144A (Cost $4,214,668)	273,120	6,076,920
Philippines 0.5%
Philippine Long Distance Telephone Co. (ADR) (a) (Cost $9,016,560)	182,700	10,287,837
Russia 2.0%
OAO Gazprom (ADR)	510,950	18,649,675
VTB Bank (GDR) 144A*	1,716,600	19,397,580

(Cost $38,902,235)		38,047,255
Singapore 0.6%
Singapore Telecommunications Ltd. (Cost $10,906,478)	5,030,000	11,798,826
Spain 3.2%
Industria de Diseno Textil SA	229,500	14,485,974
Obrascon Huarte Lain SA	405,356	19,908,064
Telefonica SA	1,231,422	27,985,696

(Cost $53,984,644)		62,379,734
Sweden 2.6%
Rezidor Hotel Group AB	2,014,600	18,633,754
Tele2 AB "B"	708,200	11,821,415
Telefonaktiebolaget LM Ericsson "B"	5,340,300	20,259,398

(Cost $44,651,088)		50,714,567
Switzerland 9.2%
ABB Ltd. (Registered)	457,419	9,784,763
Compagnie Financiere Richemont SA "A" (Unit)	434,134	26,708,032
Lonza Group AG (Registered)	246,760	24,397,972
Nestle SA (Registered)	52,486	20,440,743
Novartis AG (Registered) (a)	532,286	29,921,531
Roche Holding AG (Genusschein)	155,139	28,474,238

UBS AG (Registered) (a)	607,902	39,656,572

(Cost $119,667,770)		179,383,851
Taiwan 1.0%
Hon Hai Precision Industry Co., Ltd. (Cost $12,510,728)	2,690,323	19,013,890
Turkey 0.0%
Turkiye Is Bankasi "C" (Cost $3)	1	4
United Kingdom 18.9%
3i Group PLC	1,799,256	43,251,261
AMEC PLC	5,103,977	60,132,990
Anglo American PLC	425,905	25,628,935
Aviva PLC	1,277,889	20,192,177
BAE Systems PLC	1,561,170	13,825,717
Barclays PLC	1,033,720	14,778,394
Capita Group PLC	1,542,033	22,625,542
Croda International PLC	132,130	1,819,314
Greene King PLC	1,037,408	22,862,930
Hammerson PLC	525,198	16,555,917
Informa PLC	1,149,795	13,443,967
Prudential PLC	1,410,011	21,121,198
Serco Group PLC	1,496,346	14,096,067
Standard Chartered PLC	670,777	22,712,315
Tesco PLC	2,419,631	21,979,223
Vodafone Group PLC	3,081,653	9,641,130
Whitbread PLC	634,431	23,793,125

(Cost $292,051,352)		368,460,202
United Arab Emirates 0.2%
Emaar Properties (Cost $4,210,576)	1,257,497	4,177,674

Total Common Stocks (Cost $1,375,308,611)		1,869,489,961
Preferred Stock 1.6%
Germany
Porsche AG (Cost $18,093,021)	17,527	31,138,159
Securities Lending Collateral 14.0%
Daily Assets Fund Institutional, 5.35% (b) (c) (Cost $271,268,339)	271,268,339	271,268,339
Cash Equivalents 2.5%
Cash Management QP Trust, 5.32% (b) (Cost $48,416,722)	48,416,722	48,416,722
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,713,086,693)	114.2	2,220,313,181
Other Assets and Liabilities, Net	(14.2)	(275,792,939)

Net Assets	100.0	1,944,520,242

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)

All or a portion of these securities were on loan were amounting to $253,381,633. In addition, included in other assets and liabilities are pending sales, amounting to $5,029,733 that are also on load. The value of all securities loaned at May 31, 2007 amounted to $258,411,366 which is 13.3% of net assets.

(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CVA Certificaten Van Asndelen
GDR: Global Depositary Receipt
At May 31, 2007, the DWS International Fund had the following sector diversification:
Sector	Market Value ($)	As a % of Common and Preferred Stocks
Financials	590,195,801	31.0%
Consumer Discretionary	303,503,087	16.0%
Industrials	256,615,799	13.5%
Consumer Staples	155,591,018	8.2%
Materials	123,986,524	6.5%
Health Care	119,400,971	6.3%
Information Technology	116,814,127	6.1%
Telecommunication Services	113,608,572	6.0%
Energy	92,758,366	4.9%
Utilities	28,153,855	1.5%
Total Common and Preferred Stocks	1,900,628,120	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS International Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS International Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 20, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        July 20, 2007